Subsequent Events (Details)					1 Months Ended		3 Months Ended
	Apr. 05, 2021 USD ($) D $ / shares shares	Jan. 13, 2021 USD ($) D $ / shares shares	Jan. 12, 2021 USD ($) shares	Dec. 23, 2020 $ / shares shares	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Contingent consideration						$ 1,596,000	$ 1,596,000
Shares reserved for issuance | shares						11,005,115	11,005,115		11,137,824
Proceeds from exercises of warrants							$ 89,771,000
Merger Agreement
Subsequent Event [Line Items]
Share Price | $ / shares				$ 11.50
Merger Agreement | Private Warrants
Subsequent Event [Line Items]
Warrants exercise | shares				5,700,000
Subsequent Events
Subsequent Event [Line Items]
Aggregate amount								$ 10,000,000
Subsequent Events | Employee awards | Employee earnout restricted stock
Subsequent Event [Line Items]
Shares vested | shares						1,716,666
Subsequent Events | Merger Agreement
Subsequent Event [Line Items]
Warrants exercise | shares						7,846,757
Share Price | $ / shares						$ 11.50	$ 11.50
Proceeds from exercises of warrants					$ 9,000,000	$ 90,200,000
Subsequent Events | Merger Agreement | Maximum
Subsequent Event [Line Items]
Proceeds from exercises of warrants					$ 66,000,000
Subsequent Events | DataMentors Holdings, LLC d/b/a V12 Data
Subsequent Event [Line Items]
Aggregate consideration paid			$ 22,000,000
Contingent consideration			$ 6,000,000
Shares reserved for issuance | shares			100,000
Subsequent Events | DataMentors Holdings, LLC d/b/a V12 Data | Maximum
Subsequent Event [Line Items]
Contingent consideration			$ 6,000,000
Subsequent Events | Homeowners of America Holding Corporation
Subsequent Event [Line Items]
Aggregate consideration paid	$ 106,242,000	$ 100,000
Shares reserved for issuance | shares	100,000	100,000
Issuance of common stock	$ 22,773,000	$ 25,000
Shares reserved for issuance amount	$ 510,000	$ 510,000
Additional shares of common stock | shares	500,000	500,000
Trading price | $ / shares	$ 22.50	$ 22.50
Number of trading days | D	20	20
Number of consecutive trading days | D	30	30
Number of years for the additional shares issuable on the basis of trading price	2 years	2 years
Subsequent Events | Hire a Helper, LLC
Subsequent Event [Line Items]
Contingent consideration								$ 2,000,000